STATEMENTS OF CASH FLOWS (USD $)	1 Months Ended	6 Months Ended	7 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2011
Cash flows from operating activities:
Net loss		$ (16,010)	$ (16,010)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accounts payable and accrued expenses		16,010	16,010
Net cash provided by operating activities
Cash flows from financing activities:
Proceeds from issuance of common stock	10		10
Payments of financing costs		(105,500)	(105,500)
Proceeds from affiliates		275,318	275,318
Payments of offering costs		(169,818)	(169,818)
Net cash provided by financing activities	10		10
Net change in cash	10		10
Cash, beginning of period		10
Cash, end of period	$ 10	$ 10	$ 10